Contents of Significant Accounts - Major Categories of Plan Assets as a Percentage of Fair Value of the Total Plan Assets (Detail)	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Of Plan Assets [Abstract]
Cash	16.00%	21.00%
Equity instruments	51.00%	47.00%
Debt instruments	22.00%	21.00%
Others	11.00%	11.00%